Shareholders' Equity (Details) - USD ($)				12 Months Ended
	Aug. 01, 2025	Apr. 20, 2023	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 05, 2024	Jul. 23, 2022
Shareholders' Equity [Line Items]
Purchase price per share (in Dollars per share)	$ 0.0025						$ 0.23
Share issued	26,136,363
Gross proceeds (in Dollars)	$ 11,500,000
Voting shares				one
Authorized share capital (in Dollars)				$ 31,250,000
Capital contribution (in Dollars)				11,500,000	$ 35,251,717
Net increase in capital contribution (in Dollars)				$ 8,161,783
Statutory reserves unit percentage				10.00%
Registered capital percentage				50.00%
Statutory reserves (in Dollars)				$ 282,545	$ 282,545
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued				2,298,365	286,697
Ordinary shares outstanding				2,298,365	286,697
Shares issued			8,144,598
Ordinary shares (in Dollars)							$ 38,000,000
Share issued	26,136,363
Voting shares				one
Common stock, shares authorized				400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)				$ 0.0625	$ 0.0625
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued				58,861	6,060
Ordinary shares outstanding				58,861	6,060
Shares issued			3,755,402
Voting shares				forty
Common stock, shares authorized				100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)				$ 0.0625	$ 0.0625
Initial Public Offering [Member]
Shareholders' Equity [Line Items]
Capital contribution (in Dollars)				$ 11,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares outstanding		10,963,040
Shares issued		2,750,000
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares outstanding		3,786,960
Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized				50,000,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued								68,442
Ordinary shares outstanding			8,213,040					68,442
Shares issued			8,144,598
Common stock, shares authorized				40,000,000,000
Common stock, par or stated value per share (in Dollars per share)							$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued								31,558
Ordinary shares outstanding			3,786,960					31,558
Shares issued			3,755,402
Common stock, shares authorized				10,000,000,000
Common stock, par or stated value per share (in Dollars per share)				$ 0.0625